JPMorgan New York Tax Free Bond Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—95.3% (a)
New York—94.9%
Education—3.9%
Build NYC Resource Corp., Global Community Charter School, Series 2022A, Rev., 4.00%, 6/15/2032	130	125
New York State Dormitory Authority, Series 2015B, Rev., 5.00%, 2/15/2035	1,500	1,523
New York State Dormitory Authority, Court Facilities Lease, Series 2005A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,294
New York State Dormitory Authority, New York University
Series 2001-1, Rev., AMBAC, 5.50%, 7/1/2024	1,570	1,592
Series 2001-1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,372
New York State Dormitory Authority, Non Stop Supported Debt, New School University
Series 2022A, Rev., 5.00%, 7/1/2031	250	278
Series 2022A, Rev., 5.00%, 7/1/2033	250	279
New York State Dormitory Authority, Rochester Institute of Technology, Series 2019A, Rev., 5.00%, 7/1/2036	900	972
New York State Dormitory Authority, School Districts Financing Program
Series 2009A, Rev., AGC, 5.00%, 10/1/2024	10	10
Series 2018A, Rev., 5.00%, 10/1/2027	2,000	2,118
		14,563
General Obligation—18.0%
City of New York
Series 2018E-1, GO, 5.25%, 3/1/2035	1,300	1,415
Series 2023A, Subseries A-1, GO, 5.00%, 9/1/2037	1,400	1,582
Series 2022D, Subseries D-1, GO, 5.25%, 5/1/2039	1,500	1,695
Series 2022A,SubseriesA-1, GO, 4.00%, 8/1/2041	2,065	2,072
Series 2023E, GO, 4.00%, 4/1/2042	1,000	1,001
Series FISCAL2024A, GO, 5.00%, 8/1/2045	3,850	4,200
City of New York, Fiscal Year 2018, Series 2018F-1, GO, 5.00%, 4/1/2034	2,500	2,689
City of New York, Fiscal Year 2020, Series 2020C-1, GO, 5.00%, 8/1/2033	2,000	2,259
City of Rochester, Series 2022-II, GO, 5.00%, 8/1/2029	2,000	2,237
City of White Plains, Public Improvement
GO, 4.00%, 9/15/2028	705	729
GO, 4.00%, 9/15/2029	1,100	1,135
County of Albany, Series 2022A, GO, 4.00%, 6/1/2036	1,080	1,121
County of Monroe, GO, 4.00%, 6/1/2040	2,115	2,146
County of Nassau
Series 2021A, GO, AGM, 4.00%, 4/1/2036	2,000	2,077
Series 2023A, GO, AGM, 4.00%, 4/1/2042	1,500	1,511
County of Nassau, General Improvement
Series 2016A, GO, 5.00%, 1/1/2025	1,000	1,021
Series 2022A, GO, 5.00%, 4/1/2037	1,000	1,126
County of Onondaga
Series 2018, GO, 4.00%, 4/15/2029	2,760	2,800
Series 2022, GO, 4.00%, 6/15/2037	2,000	2,086
County of Suffolk, Series 2017D, GO, 4.00%, 10/15/2028	3,375	3,515
County of Westchester
Series 2018A, GO, 5.00%, 12/1/2025	1,500	1,564
Series 2018-A, GO, 4.00%, 12/1/2028	1,000	1,039
Series 2022B, GO, 4.00%, 12/15/2035	2,600	2,787
County of Westchester, Series 2023A, GO, 4.00%, 12/1/2038 (b)	2,000	2,117
Greece Central School District, Series B, GO, 5.00%, 12/15/2023	500	500

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
Mamaroneck Union Free School District, Series 2022, GO, 4.00%, 8/15/2031	2,120	2,255
Orchard Park Central School District, GO, 4.00%, 4/1/2029	1,685	1,732
Port Washington Union Free School District, GO, 4.00%, 8/1/2037	2,765	2,855
State of New York, Series 2023A, GO, 5.00%, 3/15/2041	1,000	1,125
Town of Babylon, Series 2022, GO, 4.00%, 12/15/2041	1,295	1,318
Town of Brookhaven, Series 2015, GO, 5.00%, 5/1/2027	2,000	2,055
Town of Huntington, Public Improvement, Series 2022A, GO, 4.00%, 6/15/2037	1,385	1,432
Town of Islip, Public Improvement, Series 2022A, GO, 5.00%, 7/15/2027	430	467
Town of Oyster Bay, Public Improvement
GO, AGM, 5.00%, 8/1/2029	500	559
GO, AGM, 5.00%, 8/1/2031	650	749
Uniondale Union Free School District
GO, 4.00%, 1/15/2038	2,000	2,048
GO, 4.00%, 1/15/2041	2,000	2,023
Village of Mamaroneck, Public Improvement, Series 2019, GO, 3.00%, 8/15/2030	1,540	1,530
		66,572
Hospital—1.4%
New York City Health and Hospitals Corp., Series 2020A, Rev., 4.00%, 2/15/2028	1,700	1,784
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group, Rev., 5.00%, 7/1/2026	3,360	3,376
		5,160
Other Revenue—32.3%
Hudson Yards Infrastructure Corp.
Series 2017 A, Rev., 5.00%, 2/15/2031	1,585	1,671
Series 2017 A, Rev., 5.00%, 2/15/2038	2,125	2,207
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2035	4,000	4,191
Series 2017A, Rev., 5.00%, 2/15/2037	2,500	2,599
Series 2022A, Rev., 4.00%, 2/15/2040	1,730	1,730
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series 2021A, Rev., AGM, 5.00%, 1/1/2031	1,250	1,378
New York City Transitional Finance Authority Building Aid Fiscal Year 2015, Series 2015 SERIES S-1, Rev., 5.00%, 7/15/2031	2,500	2,546
New York City Transitional Finance Authority Future Tax Secured
Series 2017 E1, Rev., 5.00%, 2/1/2035	2,000	2,102
Series 2023D, Subseries D-1, Rev., 5.25%, 11/1/2037	1,500	1,725
Series 2023F, Rev., 5.00%, 2/1/2042	2,000	2,203
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018, Series 2018S-4A, Rev., 5.25%, 7/15/2035	4,000	4,347
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2034	2,000	2,162
Series 2019S-3A, Rev., 5.00%, 7/15/2034	4,000	4,324
New York City Transitional Finance Authority, Future Tax Secured
Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,000	2,007
Series 2022B-1, Rev., 4.00%, 8/1/2039	4,475	4,469
Series 2024B, Rev., 5.00%, 5/1/2042	1,000	1,109
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019A-1, Rev., 5.00%, 8/1/2034	1,500	1,631
Series 2019A-1, Rev., 5.00%, 8/1/2035	1,000	1,084

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017, Series 2017E-1, Rev., 5.00%, 2/1/2034	2,260	2,379
New York Convention Center Development Corp., Hotel Unit Fee Secured, Rev., 5.00%, 11/15/2030	2,000	2,036
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured, Series B, Rev., Zero Coupon, 11/15/2033	4,090	2,710
New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2018 1, Rev., 5.00%, 1/15/2031	550	595
New York State Dormitory Authority, Personal Income Tax, Series 2019A, Rev., 5.00%, 3/15/2024 (c)	2,350	2,363
New York State Dormitory Authority, State Personal Income Tax, Series 2020A, Rev., 4.00%, 3/15/2047	1,700	1,651
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2035	1,500	1,645
Series 2019A, Rev., 5.00%, 3/15/2036	1,825	1,987
Series 2021A, Rev., 5.00%, 3/15/2036	1,800	2,030
New York State Dormitory Authority, State Sales Tax
Series 2015 B, Rev., 5.00%, 3/15/2030	5,000	5,143
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,097
Series A, Rev., 5.00%, 3/15/2031	3,100	3,112
Series A, Rev., 5.00%, 3/15/2032	2,000	2,005
Series 2018E-2, Rev., 5.00%, 3/15/2033	2,000	2,170
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,104
New York State Thruway Authority, Personal Income Tax
Series 2022A, Rev., 5.00%, 3/15/2036	2,000	2,297
Series 2022A, Rev., 5.00%, 3/15/2037	1,500	1,703
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,518
Series 2022A, Rev., 5.00%, 3/15/2041	5,000	5,510
Series 2021A-1, Rev., 4.00%, 3/15/2042	2,500	2,502
New York State Urban Development Corp., Series 2020 A, Rev., 4.00%, 3/15/2040	3,000	3,002
New York State Urban Development Corp., Personal Income Tax, Series 2020E, Rev., 4.00%, 3/15/2045	1,500	1,469
New York State Urban Development Corp., Sales Tax, Series 2021 A, Rev., 4.00%, 3/15/2044	5,000	4,886
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2014A, Rev., 5.00%, 3/15/2031	3,000	3,009
Series 2015A, Rev., 5.00%, 3/15/2032	2,500	2,559
Series 2019A, Rev., 5.00%, 3/15/2033	2,575	2,794
Series 2020C, Rev., 4.00%, 3/15/2037	1,000	1,018
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment, Series A-2, Rev., NATL - RE, 5.50%, 3/15/2025	5,000	5,157
State of New York Mortgage Agency, Homeowner Mortgage, Series 197, Rev., 3.50%, 10/1/2044	250	247
Trust for Cultural Resources of City of New York (The), Carnegie Hall, Rev., 5.00%, 12/1/2031	275	306
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2027	135	137
Series 2022B, Rev., 5.00%, 1/1/2032	240	240
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	1,829
Series B, Rev., 5.00%, 6/1/2034	2,000	2,056
		119,751

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Prerefunded—1.1%
New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series 2014A, Rev., 5.00%, 3/15/2024 (c)	1,500	1,508
Sales Tax Asset Receivable Corp., Fiscal Year 2015, Series 2015A, Rev., 5.00%, 10/15/2024 (c)	2,500	2,541
		4,049
Transportation—21.8%
Metropolitan Transportation Authority
Series C-1, Rev., 5.25%, 11/15/2030	1,500	1,541
Series 2015B, Rev., 5.00%, 11/15/2031	2,000	2,034
Series A-1, Rev., 5.00%, 11/15/2031	2,500	2,573
Series D-1, Rev., 5.00%, 11/15/2031	2,000	2,045
Series A-1, Rev., 5.00%, 11/15/2032	2,000	2,056
Series A-1, Rev., 4.00%, 11/15/2033	2,000	2,005
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,072
Series B-2, Rev., 5.25%, 11/15/2033	1,000	1,077
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,072
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2028	1,000	1,019
Series K, Rev., 5.00%, 1/1/2030	2,500	2,543
Series L, Rev., 5.00%, 1/1/2032	2,250	2,417
Series N, Rev., 4.00%, 1/1/2041	2,500	2,503
New York State Thruway Authority, Junior Lien, Series 2016A, Rev., 5.00%, 1/1/2035	1,000	1,022
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2025	2,075	2,086
Series 2018, Rev., AMT, 5.00%, 1/1/2026	4,000	4,021
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155	2,183
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,000	1,860
Port Authority of New York and New Jersey, Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355	1,329
Port Authority of New York and New Jersey, Consolidated
Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,017
Series 185, Rev., AMT, 5.00%, 9/1/2028	1,000	1,007
Series 184, Rev., 5.00%, 9/1/2030	2,020	2,044
Series 185, Rev., AMT, 5.00%, 9/1/2030	2,000	2,014
Series 207, Rev., AMT, 5.00%, 9/15/2031	2,335	2,460
Series 185, Rev., AMT, 5.00%, 9/1/2032	1,750	1,762
Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,154
Series 205, Rev., 5.00%, 11/15/2032	1,000	1,076
Series 214, Rev., AMT, 5.00%, 9/1/2036	2,950	3,104
Triborough Bridge & Tunnel Authority
Series 2023A, Rev., 5.00%, 5/15/2025	1,500	1,542
Series 2020 A, Rev., 5.00%, 11/15/2054	1,500	1,582
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2018B, Rev., 5.00%, 11/15/2029	1,600	1,802
Series B, Rev., 5.00%, 11/15/2029	2,500	2,663
Series 2018B, Rev., 5.00%, 11/15/2030	3,355	3,835
Series B, Rev., 5.00%, 11/15/2030	2,000	2,130
Series B, Rev., 5.00%, 11/15/2031	1,100	1,171

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,137
Series B, Rev., 5.00%, 11/15/2033	1,500	1,591
Series 2022A, Rev., 4.00%, 5/15/2041	2,040	2,042
Series 2019C, Rev., 4.00%, 11/15/2042	1,375	1,362
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Senior Lien, Series 2023A, Rev., 4.00%, 11/15/2037	1,600	1,633
		80,586
Utility—7.8%
Long Island Power Authority, Electric System, Series 2018, Rev., 5.00%, 9/1/2035	2,000	2,161
Long Island Power Authority, Electrical System, Series 2021A, Rev., 4.00%, 9/1/2041	2,030	2,028
New York Power Authority, Green Transmission Project
Series 2022A, Rev., AGM, 5.00%, 11/15/2028	1,300	1,430
Series 2022A, Rev., AGM, 5.00%, 11/15/2035	840	954
Series 2022A, Rev., AGM, 4.00%, 11/15/2038	2,000	2,013
Utility Debt Securitization Authority
Series 2016A, Rev., 5.00%, 6/15/2026	1,250	1,264
Series 2016A, Rev., 5.00%, 12/15/2034	3,250	3,393
Series 2022TE-1, Rev., 5.00%, 12/15/2035	800	933
Utility Debt Securitization Authority, Series 2023 TE-1, Rev., 5.00%, 12/15/2041 (b)	10,620	12,029
Utility Debt Securitization Authority, Restructuring Bond, Series 2016 B, Rev., 5.00%, 12/15/2035	2,450	2,552
		28,757
Water & Sewer—8.6%
New York City Municipal Water Finance Authority Fiscal Year 2022, Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	1,500	1,484
New York City Municipal Water Finance Authority, Second General Resolution
Series 2020-EE, Rev., 5.00%, 6/15/2030	1,155	1,319
Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150	1,163
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution, Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000	2,007
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021, Series 2021, Subseries BB-2, Rev., 4.00%, 6/15/2042	1,075	1,077
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023, Series 2023DD, Rev., 5.25%, 6/15/2046	2,000	2,219
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015EE, Rev., 5.00%, 6/15/2028	2,000	2,018
Series 2015DD, Rev., 5.00%, 6/15/2029	2,000	2,018
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020, Subseries 202DD-3, Rev., 4.00%, 6/15/2042	2,500	2,507
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2014A, Rev., 5.00%, 6/15/2027	1,500	1,513
Series 2016A, Rev., 5.00%, 6/15/2031	2,150	2,256
Series 2016A, Rev., 5.00%, 6/15/2032	2,000	2,096
Series 2015A, Rev., 5.00%, 6/15/2033	2,000	2,044
Series 2017E, Rev., 5.00%, 6/15/2038	1,240	1,307
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program, Series 2005B, Rev., 5.50%, 10/15/2025 (c)	4,175	4,343

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
New York State Environmental Facilities Corp., State Revolving Fund
Series 2019B, Rev., 5.00%, 6/15/2035	1,000	1,106
Series 2021-B, Rev., 4.00%, 8/15/2039	1,380	1,399
		31,876
Total New York		351,314
Maine—0.4%
General Obligation—0.4%
Town of Bar Harbor, Series 2023, GO, 5.00%, 10/15/2043	1,205	1,340
Total Municipal Bonds (Cost $351,323)		352,654
	Shares (000)
Short-Term Investments—8.0%
Investment Companies—8.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (d) (e)(Cost $29,708)	29,707	29,710
Total Investments—103.3% (Cost $381,031)		382,364
Liabilities in Excess of Other Assets—(3.3)%		(12,214)
Net Assets—100.0%		370,150

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of November 30, 2023.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$352,654	$—	$352,654
Short-Term Investments
Investment Companies	29,710	—	—	29,710
Total Investments in Securities	$29,710	$352,654	$—	$382,364

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (a) (b)	$11,948	$96,735	$78,974	$— (c)	$1	$29,710	29,707	$254	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
(c)	Amount rounds to less than one thousand.